UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


                Date of Reporting Period:  Quarter ended 9/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




MTB LARGE CAP GROWTH FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  SHARES                                                                  VALUE
             COMMON STOCKS--99.3%
             AEROSPACE & DEFENSE--0.5%
     400     United Technologies Corp.                              $    25,340
             AIR FREIGHT & LOGISTICS--0.7%
     500     United Parcel Service, Inc.                                 35,970
             BEVERAGES--4.2%
   1,850     Coca-Cola Co.                                               82,658
   2,000     PepsiCo, Inc.                                              130,520
                TOTAL BEVERAGES                                         213,178
             BIOTECHNOLOGY--3.5%
   1,700   1 Amgen, Inc.                                                121,601
     300   1 Genentech, Inc.                                             24,810
     450   1 Gilead Sciences, Inc.                                       30,915
                TOTAL BIOTECHNOLOGY                                     177,326
             CAPITAL MARKETS--2.2%
     600     Lehman Brothers Holdings, Inc.                              44,316
     900     Morgan Stanley                                              65,619
                TOTAL CAPITAL MARKETS                                   109,935
             COMMERCIAL BANKS--0.5%
     300     Zions Bancorp                                               23,943
             COMMUNICATIONS EQUIPMENT--5.9%
   5,100   1 Cisco Systems, Inc.                                        117,300
   2,700   1 Corning, Inc.                                               65,907
   1,800     Motorola, Inc.                                              45,000
   2,000     Qualcomm, Inc.                                              72,700
                TOTAL COMMUNICATIONS EQUIPMENT                          300,907
             COMPUTERS & PERIPHERALS--4.7%
     200   1 Apple Computer, Inc.                                        15,406
   4,700   1 EMC Corp. Mass                                              56,306
     750     Hewlett-Packard Co.                                         27,518
   1,150     IBM Corp.                                                   94,231
   1,900   1 Seagate Technology Holdings                                 43,871
                TOTAL COMPUTERS & PERIPHERALS                           237,332
             CONSTRUCTION & ENGINEERING--0.9%
   1,000     Chicago Bridge & Iron Co., N.V.                             24,060
     600   1 Foster Wheeler Ltd.                                         23,154
                TOTAL CONSTRUCTION & ENGINEERING                         47,214
             CONSUMER FINANCE--1.7%
     900     American Express Co.                                        50,472
     450     Capital One Financial Corp.                                 35,397
                TOTAL CONSUMER FINANCE                                   85,869
             DIVERSIFIED FINANCIAL SERVICES--2.9%
   1,400     Bank of America Corp.                                       74,998
     800     CIT Group, Inc.                                             38,904
     500     Moody's Corp.                                               32,690
                TOTAL DIVERSIFIED FINANCIAL SERVICES                    146,592
             ELECTRICAL EQUIPMENT--0.9%
     800     Rockwell Automation, Inc.                                   46,480
             ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
   1,000     Jabil Circuit, Inc.                                         28,570
             ENERGY EQUIPMENT & SERVICES--2.8%
     900     ENSCO International, Inc.                                   39,447
     800     Schlumberger Ltd.                                           49,624
   1,300   1 Weatherford International Ltd.                              54,236
                TOTAL ENERGY EQUIPMENT & SERVICES                       143,307
             FOOD & STAPLES RETAILING--3.2%
   1,650     Sysco Corp.                                                 55,192
   2,200     Wal-Mart Stores, Inc.                                      108,504
                TOTAL FOOD & STAPLES RETAILING                          163,696
             HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
   2,000   1 Cytyc Corp.                                                 48,960
     500     Medtronic, Inc.                                             23,220
   1,000     Mentor Corp.                                                50,390
     600   1 Zimmer Holdings, Inc.                                       40,500
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                  163,070
             HEALTH CARE PROVIDERS & SERVICES--3.6%
   1,100     Caremark Rx, Inc.                                           62,337
     600   1 Express Scripts, Inc., Class A                              45,294
     800   1 Health Net, Inc.                                            34,816
     830     UnitedHealth Group, Inc.                                    40,836
                TOTAL HEALTH CARE PROVIDERS & SERVICES                  183,283
             HEALTH CARE TECHNOLOGY--0.7%
     800   1 Cerner Corp.                                                36,320
             HOTELS, RESTAURANTS & LEISURE--1.1%
   1,100     Hilton Hotels Corp.                                         30,635
     700   1 Starbucks Corp.                                             23,835
                TOTAL HOTELS, RESTAURANTS & LEISURE                      54,470
             HOUSEHOLD PRODUCTS--4.4%
     400     Colgate-Palmolive Co.                                       24,840
   3,200     Procter & Gamble Co.                                       198,336
                TOTAL HOUSEHOLD PRODUCTS                                223,176
             INDUSTRIAL CONGLOMERATES--3.3%
     300     3M Co.                                                      22,326
   4,100     General Electric Co.                                       144,730
                TOTAL INDUSTRIAL CONGLOMERATES                          167,056
             INSURANCE--3.0%
   1,400     American International Group, Inc.                          92,764
     950     Lincoln National Corp.                                      58,976
                TOTAL INSURANCE                                         151,740
             INTERNET SOFTWARE & SERVICES--2.4%
     200   1 Google Inc.                                                 80,380
     650   1 Yahoo, Inc.                                                 16,432
     950   1 eBay, Inc.                                                  26,942
                TOTAL INTERNET SOFTWARE & SERVICES                      123,754
             MACHINERY--1.7%
     500     Caterpillar, Inc.                                           32,900
     550     Graco, Inc.                                                 21,483
     900     Joy Global, Inc.                                            33,849
                TOTAL MACHINERY                                          88,232
             MEDIA--1.0%
   1,300     News Corp., Inc.                                            25,545
   1,500     Time Warner, Inc.                                           27,345
                TOTAL MEDIA                                              52,890
             METALS & MINING--0.8%
   1,000   1 Companhia Vale Do Rio Doce, ADR                             21,560
     800     Fording Canadian Coal Trust                                 21,224
                TOTAL METALS & MINING                                    42,784
             MULTILINE RETAIL--2.4%
     300   1 Kohl's Corp.                                                19,476
     200   1 Sears Holdings Corp.                                        31,618
   1,300     Target Corp.                                                71,825
                TOTAL MULTILINE RETAIL                                  122,919
             OIL, GAS & CONSUMABLE FUELS--8.6%
     900     Chevron Corp.                                               58,374
     700     ConocoPhillips                                              41,671
     400     Devon Energy Corp.                                          25,260
     400     EOG Resources, Inc.                                         26,020
   3,500     ExxonMobil Corp.                                           234,850
     700     Peabody Energy Corp.                                        25,746
     600     XTO Energy, Inc.                                            25,278
                TOTAL OIL, GAS & CONSUMABLE FUELS                       437,199
             PERSONAL PRODUCTS--0.6%
     700     Estee Lauder Cos., Inc., Class A                            28,231
             PHARMACEUTICALS--11.0%
     800     Abbott Laboratories                                         38,848
   1,000     Eli Lilly & Co.                                             57,000
   2,900     Johnson & Johnson                                          188,326
     700     Novartis AG, ADR                                            40,908
   5,800     Pfizer, Inc.                                               164,488
   1,400     Wyeth                                                       71,176
                TOTAL PHARMACEUTICALS                                   560,746
             SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.3%
   1,000   1 Advanced Micro Devices, Inc.                                24,850
   2,400     Intel Corp.                                                 49,368
   1,200     Texas Instruments, Inc.                                     39,900
                TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                114,118
             SOFTWARE--5.7%
     650   1 Autodesk, Inc.                                              22,607
     800   1 Electronic Arts, Inc.                                       44,544
   6,700     Microsoft Corp.                                            183,111
     750     SAP AG, ADR                                                 37,125
                TOTAL SOFTWARE                                          287,387
             SPECIALTY RETAIL--3.9%
     500   1 Bed Bath & Beyond, Inc.                                     19,130
     500     Best Buy Co., Inc.                                          26,780
   2,400     Home Depot, Inc.                                            87,048
   1,500     Lowe's Cos., Inc.                                           42,090
   1,000     Staples, Inc.                                               24,330
                TOTAL SPECIALTY RETAIL                                  199,378
             TEXTILES, APPAREL & LUXURY GOODS--1.3%
     800   1 Coach, Inc.                                                 27,520
     450     Nike, Inc., Class B                                         39,429
                TOTAL TEXTILES, APPAREL & LUXURY GOODS                   66,949
             THRIFTS & MORTGAGE FINANCE--0.8%
     600     Freddie Mac                                                 39,798
             TOBACCO--2.3%
   1,500     Altria Group, Inc.                                         114,825
                TOTAL COMMON STOCKS (IDENTIFIED COST $4,587,742)      5,043,984
             MUTUAL FUNDS--0.8%
  42,556   2 MTB Prime Money Market Fund, Corporate Shares               42,556
       8     SSGA Money Market Fund                                           8
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                  42,564
                TOTAL INVESTMENTS-100.1%                              5,086,548
                (IDENTIFIED COST $4,630,306)3
                OTHER ASSETS AND LIABILITIES-NET-(0.1)%                 (7,081)
                TOTAL NET ASSETS-100%                               $ 5,079,467

1    Non-income producing security.

2    Affiliated companies.

3 At September 30, 2006, the cost of investments for federal tax purposes amounts to $4,630,306. The net unrealized appreciation of investments for federal tax purposes was $456,242. This consists of net unrealized appreciation  from  investments  for those  securities  having an excess of value over cost of $570,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,268.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

{circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

{circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

{circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

{circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

{circle}investments in other open-ended regulated investment companies are valued at net asset value; and

{circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing services.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt




MTB LARGE CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

 SHARES                                                                   VALUE
             COMMON STOCKS--92.3%
             AEROSPACE & DEFENSE--5.5%
   2,200     Lockheed Martin Corp.                                  $   189,332
   1,100     Northrop Grumman Corp.                                      74,877
   3,300     Raytheon Co.                                               158,433
                TOTAL AEROSPACE & DEFENSE                           $   422,642
             COMMERCIAL BANKS--4.6%
   2,400     Wachovia Corp.                                             133,920
   6,108     Wells Fargo & Co.                                          220,987
                TOTAL COMMERCIAL BANKS                              $   354,907
             COMMERCIAL SERVICES & SUPPLIES--2.2%
   3,700     Pitney Bowes, Inc.                                         164,169
             COMMUNICATIONS EQUIPMENT--2.5%
   7,700     Motorola, Inc.                                             192,500
             DIVERSIFIED FINANCIAL SERVICES--4.9%
   3,635     Citigroup, Inc.                                            180,551
   4,100     J.P. Morgan Chase & Co.                                    192,536
                TOTAL DIVERSIFIED FINANCIAL SERVICES                $   373,087
             DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
   4,900     AT&T, Inc.                                                 159,544
   2,740     Verizon Communications                                     101,736
                TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES        $   261,280
             ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
   2,685   1 Agilent Technologies, Inc.                                  87,773
             FOOD PRODUCTS--1.4%
   6,700     Tyson Foods, Inc., Class A                                 106,396
             HEALTH CARE PROVIDERS & SERVICES--1.0%
   1,900     Aetna, Inc.                                                 75,145
             HOUSEHOLD PRODUCTS--2.6%
   3,065     Kimberly-Clark Corp.                                       200,328
             INSURANCE--10.6%
   5,400     AON Corp.                                                  182,898
   6,200     Genworth Financial, Inc., Class A                          217,062
   3,200     Hartford Financial Services Group, Inc.                    277,600
   2,200     Radian Group, Inc.                                         132,000
                TOTAL INSURANCE                                     $   809,560
             MACHINERY--1.6%
   3,200     Ingersoll-Rand Co., Class A                                121,536
             MEDIA--10.5%
   3,290     CBS Corp. (New), Class B                                    92,679
   3,900     Clear Channel Communications, Inc.                         112,515
   4,800   1 Comcast Corp., Special Class A                             176,688
     610   1 Liberty Media Holding Corp.-Capital                         50,978
   3,050   1 Liberty Media Holding Corp.-Interactive                     62,159
   8,390   1 Viacom, Inc., Class B                                      311,940
                TOTAL MEDIA                                         $   806,959
             METALS & MINING--5.5%
   6,900     Barrick Gold Corp.                                         211,968
   1,200     POSCO, ADR                                                  77,916
     300     Rio Tinto PLC, ADR                                          56,889
   1,300     United States Steel Corp.                                   74,984
                TOTAL METALS & MINING                               $   421,757
             MULTI-UTILITIES--1.9%
   1,900     Dominion Resources, Inc.                               $   145,331
             OIL, GAS & CONSUMABLE FUELS--6.9%
   1,400     Apache Corp.                                                88,480
   2,329     ConocoPhillips                                             138,645
   6,600     Noble Energy, Inc.                                         300,894
                TOTAL OIL, GAS & CONSUMABLE FUELS                   $   528,019
             PAPER & FOREST PRODUCTS--1.4%
   3,000     International Paper Co.                                    103,890
             ROAD & RAIL--2.1%
   1,800     Union Pacific Corp.                                        158,400
             SOFTWARE--6.5%
  12,600     CA, Inc.                                                   298,494
   7,300     Microsoft Corp.                                            199,655
                TOTAL SOFTWARE                                      $   498,149
             THRIFTS & MORTGAGE FINANCE--9.0%
   7,840     Countrywide Financial Corp.                                274,714
   5,784     Fannie Mae                                                 323,383
   1,500     MGIC Investment Corp.                                       89,955
                TOTAL THRIFTS & MORTGAGE FINANCE                    $   688,052
             TOBACCO--5.9%
   3,970     Altria Group, Inc.                                         303,904
   3,900     Loews Corp.                                                147,810
                TOTAL TOBACCO                                       $   451,714
             WIRELESS TELECOMMUNICATION SERVICES--1.2%
   5,300     Sprint Nextel Corp.                                         90,895
                TOTAL COMMON STOCKS (IDENTIFIED COST $6,211,768)    $ 7,062,489
             MUTUAL FUNDS--7.6%
 575,777   2 MTB Prime Money Market Fund, Corporate Shares          $   575,777
   5,268     SSgA Money Market Fund                                       5,268
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)             $   581,045
                TOTAL INVESTMENTS-99.9%                             $ 7,643,537
                (IDENTIFIED COST $6,792,813)3
                OTHER ASSETS AND LIABILITIES-NET-0.1%               $    11,008
                TOTAL NET ASSETS-100%                               $ 7,654,545

1    Non-income producing security.

2    Affiliated companies.

3 At September 30, 2006, the cost of investments for federal tax purposes was $6,792,813. The net unrealized appreciation of investments for federal tax purposes was $850,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,051,387 and net unrealized depreciation from investments for those securities having an excess of cost over value of $200,812.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
        {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
        {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
        {circle}investments in other open-ended regulated investment companies are valued at net asset value; and
        {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.




The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

 SHARES  DESCRIPTION                                                                  VALUE
             MUTUAL FUNDS--102.7%1
             EQUITY FUNDS-94.5%
 17,306      MTB International Equity Fund, Institutional I Shares             $    208,711
 24,760      MTB Large Cap Growth Fund, Institutional I Shares                      207,244
 27,883      MTB Large Cap Stock Fund, Institutional I Shares                       240,071
 11,123      MTB Large Cap Value Fund, Institutional I Shares                       141,927
  2,176      MTB Mid Cap Growth Fund, Institutional I Shares                         32,640
  2,077      MTB Mid Cap Stock Fund, Institutional I Shares                          32,693
  3,296      MTB Small Cap Growth Fund, Institutional I Shares                       65,006
  8,121      MTB Small Cap Stock Fund, Institutional I Shares                        76,017
             TOTAL EQUITY FUNDS                                                $  1,004,309
             FIXED INCOME FUNDS-4.1%
  2,221      MTB Intermediate -Term Bond Fund, Institutional I Shares                21,746
  2,277      MTB Short Duration Government Bond Fund, Institutional I Shares         21,767
             TOTAL FIXED INCOME FUNDS                                          $     43,513
             MONEY MARKET FUND-4.1%
 43,521      MTB Prime Money Market Fund, Corporate Shares                           43,521
             TOTAL INVESTMENTS-102.7%                                          $  1,091,343
             (IDENTIFIED COST $1,056,408 )2
             OTHER ASSETS AND LIABILITIES---NET-(2.7%)                         $   (28,634)
             TOTAL NET ASSETS-100%                                             $  1,062,709

1    Affiliated companies.

2 At September 30, 2006, the cost of investments for federal tax purposes was $1,056,408. The net unrealized appreciation of investments for federal tax purposes was $34,935. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,985 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,050.



Note:        The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
       {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
       {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

       {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
       {circle}investments in other open-ended regulated investment companies are valued at net asset value; and
       {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.






MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

 SHARES  DESCRIPTION                                                                 VALUE
             MUTUAL FUNDS--103.5%1
             EQUITY FUNDS-27.0%
  2,365      MTB Equity Income Fund, Institutional I Shares                     $   20,549
  3,429      MTB International Equity Fund, Institutional I Shares                  41,350
  5,566      MTB Large Cap Stock Fund, Institutional I Shares                       47,919
  2,684      MTB Large Cap Value Fund, Institutional I Shares                       34,244
    869      MTB Mid Cap Stock Fund, Institutional I Shares                         13,673
  2,183      MTB Small Cap Stock Fund, Institutional I Shares                       20,435
             TOTAL EQUITY FUNDS                                                 $  178,170
             FIXED INCOME FUNDS-67.2%
  5,572      MTB Intermediate-Term Bond Fund, Institutional I Shares                54,550
 17,849      MTB Short Duration Government Bond Fund, Institutional I Shares       170,641
 13,944      MTB Short-Term Corporate Bond Fund, Institutional I Shares            136,516
  8,845      MTB U.S. Government Bond Fund, Institutional I Shares                  81,816
             TOTAL FIXED INCOME FUNDS                                           $  443,523
             MONEY MARKET FUND-9.3%
 61,473      MTB Prime Money Market Fund, Corporate Shares                      $   61,473
             TOTAL INVESTMENTS-103.5%                                           $  683,166
              (IDENTIFIED COST $675,861 )2
             OTHER ASSETS AND LIABILITIES---NET-(3.5)%                          $ (22,901)
             TOTAL NET ASSETS---100%                                            $  660,265

1    Affiliated companies.

2 At September 30, 2006, the cost of investments for federal tax purposes was $675,861. The net unrealized appreciation of investments on a federal tax basis amounts to $7,305. This consisits of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,442 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,137.

Note:        The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION
              Market values of the Fund's portfolio securities are determined as follows:
       {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
       {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

       {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
       {circle}investments in other open-ended regulated investment companies are valued at net asset value; and
       {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

    Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing services.

    Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

    Trading in foreign securities may be completed at times which vary from the closing of the New York Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair values as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.






MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

 SHARES     DESCRIPTION                                                               VALUE
            MUTUAL FUNDS--100.0%1
            EQUITY FUNDS--63.1%
   391,637  MTB International Equity Fund, Institutional I Shares              $  4,723,137
   616,219  MTB Large Cap Growth Fund, Institutional I Shares                     5,157,755
   926,327  MTB Large Cap Stock Fund, Institutional I Shares                      7,975,678
   294,282  MTB Large Cap Value Fund, Institutional I Shares                      3,755,033
    93,528  MTB Mid Cap Growth Fund, Institutional I Shares                       1,402,913
   148,833  MTB Mid Cap Stock Fund, Institutional I Shares                        2,342,634
    70,845  MTB Small Cap Growth Fund, Institutional I Shares                     1,397,063
   299,249  MTB Small Cap Stock Fund, Institutional I Shares                      2,800,974
               TOTAL EQUITY FUNDS                                              $ 29,555,187
            FIXED INCOME FUNDS--31.9%
   525,085  MTB Intermediate-Term Bond Fund, Institutional I Shares               5,140,585
   293,594  MTB Short Duration Government Bond Fund, Institutional I Shares       2,806,760
   430,056  MTB Short-Term Corporate Bond Fund, Institutional I Shares            4,210,244
   303,094  MTB U.S. Government Bond Fund, Institutional I Shares                 2,803,620
               TOTAL FIXED INCOME FUNDS                                        $ 14,961,209
            MONEY MARKET FUND--5.0%
 2,339,605  MTB Prime Money Market Fund, Corporate Shares                      $  2,339,605
               TOTAL INVESTMENTS-100.0%                                        $ 46,856,001
               (IDENTIFIED COST $45,547,904)2
               OTHER ASSETS AND LIABILITIES-NET-0.0%                           $      7,656
               TOTAL NET ASSETS-100%                                           $ 46,863,657

1    Affiliated companies.

2 At September 30, 2006, the cost of investments for federal tax purposes was $45,547,904. The net unrealized appreciation of investments for federal tax purposes was $1,308,097. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,643,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $335,542.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION
              Market values of the Fund's portfolio securities are determined as follows:
        {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
        {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
        {circle}investments in other open-ended regulated investment companies are valued at net asset value; and
        {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

     Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing services.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     Trading in foreign securities may be completed at times which vary from the closing of the New York Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair values as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER


DATE         NOVEMBER 20, 2006


BY          /S/ RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 20, 2006